INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX
Schedule of provision for income taxes

	Years ended December 31,
	2013	2012	2011
Income from continuing operations before provision for income taxes
Russia	77,502	71,626	53,164
Other jurisdictions	19,186	11,216	6,495

Total income from continuing operations before provision for income taxes	96,688	82,842	59,659

Current income tax expense
Russia	7,557	13,790	13,471
Other jurisdictions	2,405	2,304	1,559

Total current income tax expense	9,962	16,094	15,030

Deferred income tax expense
Russia	8,487	2,312	133
Other jurisdictions	1,184	978	363

Total deferred income tax expense	9,671	3,290	496

Total provision for income taxes	19,633	19,384	15,526

Russian statutory income tax rate reconciled to the Group's effective income tax rate

	2013	2012	2011
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
(Income) / expenses not liable for tax purposes	(0.5)	2.0	2.9
Change in unrecognized tax benefits	—	(0.5)	(0.2)
Settlements with tax authorities	(0.3)	0.4	(0.5)
Earnings distribution from subsidiaries	1.8	1.5	3.0
Effect of change in tax rate in Ukraine	(0.1)	0.2	0.8
Loss carryforward utilisation	—	(0.3)
Different tax rate of foreign subsidiaries	(0.5)	—	—
Other	(0.1)	0.1	—

Effective income tax rate	20.3%	23.4%	26.0%

Schedule of deferred tax assets and liabilities

	December 31,
	2013	2012
Assets / (liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	1,229	2,948
Deferred connection fees	1,115	1,143
Accrued expenses for services	6,291	4,825
Inventory obsolescence	265	683
Loss carryforward	5,880	6,689
Impairment of long-lived assets	—	1,067
Other	1,242	1,067
Valuation allowance	(5,504)	(4,952)

Total deferred tax assets	10,518	13,470

Deferred tax liabilities
Licenses acquired	(774)	(786)
Depreciation of property, plant and equipment	(12,735)	(7,273)
Customer base	(1,027)	(1,133)
Other intangible assets	(2,995)	(1,695)
Debt issuance cost	(405)	(519)
Potential distributions from / to Group's subsidiaries / associates	(4,553)	(3,403)
Other	(436)	(147)

Total deferred tax liabilities	(22,925)	(14,956)

Net deferred tax (liability) / asset	(12,407)	(1,486)

Net deferred tax asset, current	7,933	6,998
Net deferred tax asset, non-current	862	2,186
Net deferred tax liability, long-term	(21,202)	(10,670)

Schedule of significant balances for income tax losses carryforward and related operating losses

		December 31,
		2013		2012
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	14,064	4,101	13,053	3,789
Russia (Comstar-Regions and other)	2014-2023	8,897	1,779	14,499	2,900

Total		22,961	5,880	27,552	6,689

Valuation allowances against deferred tax assets

	December 31,
Valuation allowances	2013	2012
Sale of investment in Svyazinvest	2,160	2,089
Operating loss in Luxemburg (MGTS Finance S.A.)	3,086	2,863
Other	258	—

Total	5,504	4,952

Summary of changes in the allowance against deferred tax assets

	Balance, beginning of the period	Charged to costs and expenses	Impact of foreign currency translation adjustments	Balance, end of the period
Year ended December 31, 2013	4,952	258	294	5,504
Year ended December 31, 2012	5,250	—	(298)	4,952
Year ended December 31, 2011	5,059	—	191	5,250

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2013	2012	2011
Balance, beginning of the year	321	526	426
Additions based on tax position related to the current year	366	—	268
Additions based on tax positions related to prior years	1	66	78
Additions based on tax of acquired entities	—	10	151
Reduction in tax positions related to prior years	(170)	(220)	(152)
Settlements with tax authorities	—	(61)	(245)

Balance, end of the year	518	321	526